Earnings Per Share Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions, Except Per Share Amounts)
Numerator:
Income from continuing operations	$136	$86	$926	$171
Loss (income) from discontinued operations	(56)	—	14	(43)
Net income attributable to Visteon Corporation	$80	$86	$940	$128
Denominator:
Average common stock outstanding	51.2	50.2	130.3	130.4
Dilutive effect of warrants	0.8	1.5	—	—
Diluted shares	52.0	51.7	130.3	130.4
Basic and Diluted Per Share Data:
Earnings per share attributable to Visteon Corporation:
Basic earnings per share
Continuing operations	$2.65	$1.71	$7.10	$1.31
Discontinued operations	(1.09)	—	0.11	(0.33)
Basic earnings attributable to Visteon Corporation	$1.56	$1.71	$7.21	$0.98
Diluted earnings per share
Continuing operations	$2.62	$1.66	$7.10	$1.31
Discontinued operations	(1.08)	—	0.11	(0.33)
Diluted earnings attributable to Visteon Corporation	$1.54	$1.66	$7.21	$0.98